Long-term investment (Qoros) (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of changes of interest in Qoros
		For the year ended December 31,
		2021	2020	2019
	Note	$ Thousands
Fair value (loss)/gain on remaining 12% interest in Qoros	9.3, 9.5	(235,218)	154,475	-
(Payment)/recovery of financial guarantee	9.6.d, 9.6.e	(16,265)	6,195	11,144
Gain on sale of 12% interest in Qoros	9.3	-	152,610	-
Fair value loss on put option	9.2, 9.3	-	(3,362)	(18,957)
		(251,483)	309,918	(7,813)